Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net (loss)	$ (924,894)	$ (1,472,932)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of software development costs	341,002	271,023
Depreciation and amortization of other assets	3,106	5,748
Amortization of debt discount		187,876
Amortization of original issue discount		51,230
Stock based compensation	808,750	1,040,182
Financing costs		32,142
Decrease (increase) in assets:
Accounts receivable	(103,731)	99,648
Prepaid expenses	92,966	15,730
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	38,035	(25,394)
Deferred Revenue	(206,274)	(22,403)
Lease liability, net	(1,923)
Due to related parties	(133,695)	(42,162)
Net cash provided by operating activities	(86,658)	140,688
Cash flows from investing activities:
Capitalized software development costs	(274,749)	(449,034)
Net cash (used in) investing activities	(274,749)	(449,034)
Cash flows from financing activities:
Net proceeds from exercise of common stock warrants		120,000
Net proceeds from issuance of common stock		2,581,787
Senior convertible debenture principal payment		(1,142,857)
Repayment for Senior convertible debenture financing costs		(57,143)
Buyback of non-controlling interest		(100,000)
Net proceeds from sale of common stock warrants		100
Net cash provided by financing activities		1,401,887
Net change to cash and cash equivalents	(361,407)	1,093,541
Cash at beginning of period	871,312	246,755
Cash at end of period	509,905	1,340,296
Supplemental disclosure of cash flow information:
Cash paid for interest		57,143
Cash paid for taxes		3,800
Non-cash investing and financing activities:
Prepaid asset reclassed as transaction costs		10,000
Conversion of Series A Preferred stock, Senior Debenture and accrued interest to Series B Preferred Stock		492,384
Right-to-use asset and lease liability recorded upon the adoption of ASC 842	$ 165,096